Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	78 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2015	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000002851
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class AAA
C000243164
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class C
Average Annual Return, Percent	(2.24%)		1.47%	13.68%		5.95%
C000061072
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class I
C000002850
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Equity Income Fund - Class A
Average Annual Return, Percent	(6.59%)		(2.75%)	13.18%		6.12%
C000203681
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class A
Average Annual Return, Percent	1.98%		14.35%	23.49%	9.20%
C000203683
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class C
Average Annual Return, Percent	6.91%		19.50%	23.99%	9.33%
C000203680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class I
C000203682
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Financial Services Fund - Class AAA
C000002861
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class AAA
C000002860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class C
Average Annual Return, Percent	1.24%		8.79%	16.71%		3.08%
C000061074
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class I
C000002858
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Focused Growth and Income Fund - Class A
Average Annual Return, Percent	(3.07%)		4.59%	16.46%		3.36%
C000002855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class AAA
C000002857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class C
Average Annual Return, Percent	(8.35%)		(5.25%)	16.52%		6.89%
C000061073
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class I
C000002854
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Gabelli Small Cap Growth Fund - Class A
Average Annual Return, Percent	(12.44%)		(9.16%)	16.00%		7.06%
Without Sales Load [Member] | C000002851
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.04%)		3.00%	14.49%		6.73%
Without Sales Load [Member] | C000243164
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.25%)		2.47%	13.68%		5.95%
Without Sales Load [Member] | C000061072
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.85%)		3.36%	14.79%		7.00%
Without Sales Load [Member] | C000002850
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.89%)		3.19%	14.53%		6.75%
Without Sales Load [Member] | C000203681
Average Annual Return [Line Items]
Average Annual Return, Percent	8.20%		21.32%	24.96%	10.20%
Without Sales Load [Member] | C000203683
Average Annual Return [Line Items]
Average Annual Return, Percent	7.91%		20.50%	23.99%	9.33%
Without Sales Load [Member] | C000203680
Average Annual Return [Line Items]
Average Annual Return, Percent	8.38%		21.66%	25.21%	10.43%
Without Sales Load [Member] | C000203682
Average Annual Return [Line Items]
Average Annual Return, Percent	8.29%		21.39%	24.90%	10.16%
Without Sales Load [Member] | C000002861
Average Annual Return [Line Items]
Average Annual Return, Percent	2.66%		10.65%	17.55%		3.84%
Without Sales Load [Member] | C000002860
Average Annual Return [Line Items]
Average Annual Return, Percent	2.24%		9.79%	16.71%		3.08%
Without Sales Load [Member] | C000061074
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%		11.51%	18.57%		4.43%
Without Sales Load [Member] | C000002858
Average Annual Return [Line Items]
Average Annual Return, Percent	2.85%		10.97%	17.85%		3.97%
Without Sales Load [Member] | C000002855
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.10%)		(3.61%)	17.39%		7.69%
Without Sales Load [Member] | C000002857
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.42%)		(4.30%)	16.52%		6.89%
Without Sales Load [Member] | C000061073
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.00%)		(3.38%)	17.68%		7.96%
Without Sales Load [Member] | C000002854
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.09%)		(3.62%)	17.39%		7.69%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.40%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.40%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.40%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%	12.40%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.97%)		8.25%	18.59%		12.50%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%		6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%		6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%		6.30%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.18%)		(4.01%)	13.27%		6.30%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)		7.59%	15.40%		9.15%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)		7.59%	15.40%		9.15%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)		7.59%	15.40%		9.15%
Lipper Equity Income Fund Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.15%)		7.59%	15.40%		9.15%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%		22.39%	21.43%	10.98%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%		20.18%	21.47%	11.76%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%		22.39%	21.43%	10.98%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%		20.18%	21.47%	11.76%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%		22.39%	21.43%	10.98%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%		20.18%	21.47%	11.76%
MSCI World Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%		22.39%	21.43%	10.98%
S&P 500 Financials Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.86%		20.18%	21.47%	11.76%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.78%)		(2.71%)	16.91%		8.43%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.78%)		(2.71%)	16.91%		8.43%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.78%)		(2.71%)	16.91%		8.43%
S&P Midcap 400
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.78%)		(2.71%)	16.91%		8.43%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.45%)		(3.38%)	15.09%		7.52%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.75%)		(3.38%)	15.76%		7.17%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.45%)		(3.38%)	15.09%		7.52%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.75%)		(3.38%)	15.76%		7.17%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.45%)		(3.38%)	15.09%		7.52%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.75%)		(3.38%)	15.76%		7.17%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(9.45%)		(3.38%)	15.09%		7.52%
Lipper Small-Cap Core Funds Average
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.75%)		(3.38%)	15.76%		7.17%